Restricted Bank Balance, Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Restricted Bank Balance, Cash and Cash Equivalents [Abstract]
Restricted Bank Balance, Cash and Cash Equivalents
10	Restricted Bank Balance, Cash and Cash Equivalents

	2023	2022

Cash in hand	15,065	18,839
Balances in current accounts	28,399,437	16,741,142
	28,414,502	16,759,981
The above consist of the following:
Non-current
Restricted bank balance (Note 15)	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and cash equivalents	7,718,655	940,925
Restricted bank balance	12,195,847	7,319,056
	19,914,502	8,259,981

As of December 31, 2023, restricted bank balances include USD 8,500,000 (2022: USD 8,500,000) held in the Liquidity account, USD 7,195,790 (2022: USD 7,319,056) held in the Debt Service Retention account, USD 5,000,057 (2022: nil) is held in the Escrow account. The amount in the Escrow account purposed to pay the SEC settlement charge (Note 18).

In December 2023, two former directors of the Group transferred USD 200,000 (USD 100,000 each) to the Escrow account from their personal account to pay the SEC settlement charge. These balances are not available for use by the Group and was not recognized as asset.

A first priority pledge over the balances in the Earnings account, Liquidity account, and Debt Service Retention account is held as security under the Bond Terms.

Significant non-cash transactions

The Group recorded trade and accounts payables of USD 21,416,246 due to property, plant and equipment suppliers as at December 31, 2023 for additions of capital work in progress during the year.